CONSOLIDATED STATEMENTS OF OPERATIONS ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽) ₽ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 RUB (₽) ₽ / shares shares	Dec. 31, 2021 RUB (₽) ₽ / shares shares
Revenues	₽ 800,125	$ 8,921.2	₽ 521,699	₽ 356,171
Operating costs and expenses:
Cost of revenues(1)	360,033	4,014.3	233,219	173,952
Product development(1)	102,991	1,148.3	72,278	48,461
Sales, general and administrative(1)	267,552	2,983.0	172,092	122,924
Depreciation and amortization	39,952	445.5	30,874	24,111
Goodwill impairment	1,136	12.7	0	0
Total operating costs and expenses	771,664	8,603.8	508,463	369,448
Income/(loss) from operations	28,461	317.4	13,236	(13,277)
Interest income	5,637	62.9	4,723	4,615
Interest expense	(10,863)	(121.1)	(3,396)	(3,711)
Gain on restructuring of convertible debt | ₽			9,305
Income/(loss) from equity method investments	(1,602)	(17.9)	(929)	6,367
Other income/(loss), net	21,514	239.8	9,359	(1,217)
Income/(loss) before income tax expense	43,147	481.1	70,349	(7,223)
Income tax expense	21,372	238.3	22,734	7,430
Net income/(loss)	21,775	242.8	47,615	(14,653)
Net income attributable to noncontrolling interests	(1,905)	(21.3)	(8,150)	(16)
Net income/(loss) attributable to Yandex N.V.	₽ 19,870	$ 221.5	₽ 39,465	₽ (14,669)
Net income/(loss) per Class A and Class B share:
Basic | (per share)	₽ 53.58	$ 0.60	₽ 107.24	₽ (40.48)
Diluted | (per share)	₽ 53.26	$ 0.59	₽ 82.53	₽ (40.48)
Weighted average number of Class A and Class B shares used in per share computation:
Basic (in shares) | shares	370,839,686	370,839,686	368,020,254	362,386,669
Diluted (in shares) | shares	373,059,228	373,059,228	377,020,285	362,386,669
Sale of News and Zen
Operating costs and expenses:
Effect of the News and Zen deconsolidation | ₽			₽ 38,051